Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Freeline Therapeutics Holdings plc
Entity Central Index Key	0001810031
Current Fiscal Year End Date	--12-31
Entity File Number	001-39431
Entity Address, Address Line One	Stevenage Bioscience Catalyst
Entity Address, Address Line Two	Gunnels Wood Road
Entity Address, City or Town	Stevenage
Entity Address Postal Zip Code	Hertfordshire 2G1 2FX
Entity Address, Country	GB